JP MORGAN MUTUAL FUND INVESTMENT TRUST
277 PARK AVENUE
NEW YORK NY 10172
November 3, 2025
VIA EDGAR
Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549
Attention: Filing Desk
RE: JP Morgan Mutual Fund Investment Trust (the “Trust”), on behalf of the
JPMorgan Growth Advantage Fund (the “Fund”)
File No. 811-21638
Ladies and Gentlemen:
Pursuant to the requirements of the Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Class A, Class C and Class I prospectus of the Fund does not differ from the prospectus contained in the Post-Effective Amendment No. 97 (Amendment No. 101 under the Investment Company Act of 1940, as amended) filed electronically on October 22, 2025.
Please contact the undersigned at (212) 270-8230 or zach.vonnegut-gabovitch@jpmorgan.com if you have any questions.
Very truly yours,
/s/ Zachary E. Vonnegut-Gabovitch
Zachary E. Vonnegut-Gabovitch
Assistant Secretary